Borrowings - Summary of Non-Current Borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about borrowings [abstract]
Banks and financial institutions	₨ 371,525	$ 4,897	₨ 359,164
Non-convertible debentures	79,368	1,046	165,923
Redeemable preference shares	19	0	19
Non-convertible bonds	314	4	1,565
Others	5,526	74	6,465
Non-current borrowings	456,752	6,021	533,136
Less: Current maturities of long-term borrowings	(94,729)	(1,249)	(153,514)
Non-current borrowings, net of current maturities	₨ 362,023	$ 4,772	₨ 379,622